Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / $	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income(7)	Company- Selected Measure: Revenue(8)
					Total Share- holder Return(5)	Peer Group Total Share- holder Return(5)(6)
2024	$5,487,873	$6,126,678	$2,768,438	$3,060,641	$67.79	$180.45	$112,684,000	$1,220,907,000
2023	$5,417,738	$8,182,401	$2,712,155	$3,858,985	$65.48	$121.40	$69,791,000	$1,143,861,000
2022	$5,468,805	$10,041,112	$2,810,650	$4,730,500	$53.93	$89.49	$46,670,000	$1,073,853,000
2021	$6,197,825	$1,252,419	$2,442,544	$596,087	$38.41	$93.71	$55,087,000	$1,132,123,000
2020	$4,613,413	$(1,795,185)	$2,282,923	$(158,031)	$61.22	$117.69	$86,268,000	$1,004,272,000

(1)
In 2024, 2023, 2022, 2021, and 2020, the PEO was Karl McDonnell.

(2)
The tables below detail the components and amounts included in the “Compensation Actually Paid to PEO”.

Year	Total from Summary Compensation Table	Stock Awards Value from Summary Compensation Table	Incremental Equity Award Fair Value Adjustment(a)	Total
2024	$5,487,873	$(3,250,000)	$3,888,805	$6,126,678
2023	$5,417,738	$(3,250,000)	$6,014,663	$8,182,401
2022	$5,468,805	$(3,360,000)	$7,932,307	$10,041,112
2021	$6,197,825	$(5,000,000)	$54,594	$1,252,419
2020	$4,613,413	$(3,000,000)	$(3,408,598)	$(1,795,185)

(a)
Reflects an adjustment to the grant date fair value of equity-based awards as calculated in accordance with Item 402(v)(2)(iii)(C)(1) and consistent with the fair value methodology reflected in our financial statements for share-based payments.

The amounts deducted or added in calculating the equity award adjustments for the “Compensation Actually Paid to PEO” are as follows.
Year	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Year over year change in fair value of equity awards granted in prior years that vested in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
2024	$3,193,936	$164,778	$71,403	$458,688	$3,888,805
2023	$3,189,628	$2,007,998	$391,159	$425,878	$6,014,663
2022	$5,257,857	$2,358,006	$(121,004)	$437,448	$7,932,307
2021	$3,196,643	$(3,480,609)	$(16,900)	$355,460	$54,594
2020	$1,955,981	$(5,765,290)	$133,807	$266,904	$(3,408,598)
(3)
In 2024, 2023, 2022 and 2021, the Non-PEO NEOs were Robert S. Silberman, Daniel W. Jackson, Lizette B. Herraiz, and Christa E. Hokenson. In 2020, the Non-PEO NEOs were Robert S. Silberman, Daniel W. Jackson, Lizette B. Herraiz, and Andrew E. Watt.

(4)
The tables below detail the components and amounts included in the “Average Compensation Actually Paid to Non-PEO NEOs”.

Year	Total from Summary Compensation Table	Stock Awards Value from Summary Compensation Table	Incremental Equity Award Fair Value Adjustment(a)	Total
2024	$2,768,438	$(1,812,500)	$2,104,703	$3,060,641
2023	$2,712,155	$(1,800,000)	$2,946,830	$3,858,985
2022	$2,810,650	$(1,680,000)	$3,599,850	$4,730,500
2021	$2,442,544	$(1,750,000)	$(96,457)	$596,087
2020	$2,282,923	$(1,350,000)	$(1,090,954)	$(158,031)

(a)
Reflects an adjustment to the grant date fair value of equity-based awards as calculated in accordance with Item 402(v)(2)(iii)(C)(1) and consistent with the fair value methodology reflected in our financial statements for share-based payments.

The amounts deducted or added in calculating the equity award adjustments for the “Average Compensation Actually Paid to Non-PEO NEOs” are as follows.
Year	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Year over year change in fair value of equity awards granted in prior years that vested in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
2024	$1,781,262	$75,638	$29,157	$218,646	$2,104,703
2023	$1,766,576	$861,107	$126,154	$192,993	$2,946,830
2022	$2,628,928	$827,674	$(35,578)	$178,826	$3,599,850
2021	$1,118,843	$(1,344,711)	$(3,098)	$132,509	$(96,457)
2020	$880,230	$(2,078,089)	$7,763	$99,142	$(1,090,954)

(5)
This column reflects cumulative Total Shareholder Return (“TSR”) for the trailing one- to five- year period from 2020 to 2024, as calculated in accordance with Item 402(v)(2)(iv) of Regulation S-K. Accordingly, TSR for 2020 reflects a one-year return, TSR for 2021 reflects a two-year cumulative return, etc. TSR for 2024 reflects a five-year cumulative return.

(6)
The Peer Group used in calculating these amounts is composed of Adtalem Global Education, Inc., Bright Horizons Family Solutions Inc., Chegg, Inc., Graham Holdings Company, Grand Canyon Education, Inc., John Wiley & Sons, Inc., Stride, Inc. (formerly K12, Inc.), Laureate Education, Inc., Pearson PLC, Perdoceo Education Corporation, and Udemy, Inc. The same peer group was used to create the Peer Group Performance Graph in Item 5 of the Company’s 2024 Annual Report on Form 10-K, in accordance with Item 201(e) of Regulation S-K.

(7)
Amounts in this column are rounded to the nearest thousand.

(8)
The revenue figures used to evaluate the achievement of non-equity compensation targets are based on adjusted results, which exclude purchase accounting adjustments to record acquired contract liabilities at fair value as a result of the Company’s acquisition of ANZ in 2020. For 2020, the revenue amount was further adjusted to exclude all post-acquisition revenue related to ANZ, as described in Annex 1. For 2021, 2022, 2023, and 2024 the revenue amount was further adjusted using a constant exchange rate of 0.74, 0.72, 0.69, and 0.66 Australian Dollars to U.S. Dollars, respectively. Amounts in this column are rounded to the nearest thousand.

Named Executive Officers, Footnote
(1)
In 2024, 2023, 2022, 2021, and 2020, the PEO was Karl McDonnell.
(3)
In 2024, 2023, 2022 and 2021, the Non-PEO NEOs were Robert S. Silberman, Daniel W. Jackson, Lizette B. Herraiz, and Christa E. Hokenson. In 2020, the Non-PEO NEOs were Robert S. Silberman, Daniel W. Jackson, Lizette B. Herraiz, and Andrew E. Watt.

Peer Group Issuers, Footnote
(6)
The Peer Group used in calculating these amounts is composed of Adtalem Global Education, Inc., Bright Horizons Family Solutions Inc., Chegg, Inc., Graham Holdings Company, Grand Canyon Education, Inc., John Wiley & Sons, Inc., Stride, Inc. (formerly K12, Inc.), Laureate Education, Inc., Pearson PLC, Perdoceo Education Corporation, and Udemy, Inc. The same peer group was used to create the Peer Group Performance Graph in Item 5 of the Company’s 2024 Annual Report on Form 10-K, in accordance with Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 5,487,873	$ 5,417,738	$ 5,468,805	$ 6,197,825	$ 4,613,413
PEO Actually Paid Compensation Amount	$ 6,126,678	8,182,401	10,041,112	1,252,419	(1,795,185)
Adjustment To PEO Compensation, Footnote
(2)
The tables below detail the components and amounts included in the “Compensation Actually Paid to PEO”.

Year	Total from Summary Compensation Table	Stock Awards Value from Summary Compensation Table	Incremental Equity Award Fair Value Adjustment(a)	Total
2024	$5,487,873	$(3,250,000)	$3,888,805	$6,126,678
2023	$5,417,738	$(3,250,000)	$6,014,663	$8,182,401
2022	$5,468,805	$(3,360,000)	$7,932,307	$10,041,112
2021	$6,197,825	$(5,000,000)	$54,594	$1,252,419
2020	$4,613,413	$(3,000,000)	$(3,408,598)	$(1,795,185)

(a)
Reflects an adjustment to the grant date fair value of equity-based awards as calculated in accordance with Item 402(v)(2)(iii)(C)(1) and consistent with the fair value methodology reflected in our financial statements for share-based payments.

The amounts deducted or added in calculating the equity award adjustments for the “Compensation Actually Paid to PEO” are as follows.
Year	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Year over year change in fair value of equity awards granted in prior years that vested in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
2024	$3,193,936	$164,778	$71,403	$458,688	$3,888,805
2023	$3,189,628	$2,007,998	$391,159	$425,878	$6,014,663
2022	$5,257,857	$2,358,006	$(121,004)	$437,448	$7,932,307
2021	$3,196,643	$(3,480,609)	$(16,900)	$355,460	$54,594
2020	$1,955,981	$(5,765,290)	$133,807	$266,904	$(3,408,598)

Non-PEO NEO Average Total Compensation Amount	$ 2,768,438	2,712,155	2,810,650	2,442,544	2,282,923
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,060,641	3,858,985	4,730,500	596,087	(158,031)
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The tables below detail the components and amounts included in the “Average Compensation Actually Paid to Non-PEO NEOs”.
Year	Total from Summary Compensation Table	Stock Awards Value from Summary Compensation Table	Incremental Equity Award Fair Value Adjustment(a)	Total
2024	$2,768,438	$(1,812,500)	$2,104,703	$3,060,641
2023	$2,712,155	$(1,800,000)	$2,946,830	$3,858,985
2022	$2,810,650	$(1,680,000)	$3,599,850	$4,730,500
2021	$2,442,544	$(1,750,000)	$(96,457)	$596,087
2020	$2,282,923	$(1,350,000)	$(1,090,954)	$(158,031)

(a)
Reflects an adjustment to the grant date fair value of equity-based awards as calculated in accordance with Item 402(v)(2)(iii)(C)(1) and consistent with the fair value methodology reflected in our financial statements for share-based payments.

The amounts deducted or added in calculating the equity award adjustments for the “Average Compensation Actually Paid to Non-PEO NEOs” are as follows.
Year	Year end fair value of equity awards granted during the year	Year over year change in fair value of outstanding and unvested equity awards	Year over year change in fair value of equity awards granted in prior years that vested in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments
2024	$1,781,262	$75,638	$29,157	$218,646	$2,104,703
2023	$1,766,576	$861,107	$126,154	$192,993	$2,946,830
2022	$2,628,928	$827,674	$(35,578)	$178,826	$3,599,850
2021	$1,118,843	$(1,344,711)	$(3,098)	$132,509	$(96,457)
2020	$880,230	$(2,078,089)	$7,763	$99,142	$(1,090,954)

Compensation Actually Paid vs. Total Shareholder Return
Comparison of Compensation Actually Paid To SEI TSR
Between December 31, 2020 and December 31, 2021, the Company’s TSR decreased and both Compensation Actually Paid to the PEO and Average Compensation Paid to Non-PEO NEOs increased. Between December 31, 2021 and December 31, 2022, all three numbers increased. Between December 31, 2022 and December 31, 2023, TSR increased, while the compensation measures decreased. Between December 31, 2023 and December 31, 2024, TSR increased, while the compensation measures decreased.

Compensation Actually Paid vs. Net Income
Comparison of Compensation Actually Paid To Net Income
Between December 31, 2020 and December 31, 2021, net income decreased and both Compensation Actually Paid to the PEO and Average Compensation Paid to Non-PEO NEOs increased. Between December 31, 2021 and December 31, 2022, net income declined, while the compensation measures increased. Between December 31, 2022 and December 31, 2023, net income increased, while the compensation measures decreased. Between December 31, 2023 and December 31, 2024, net income increased, while the compensation measures decreased.

Compensation Actually Paid vs. Company Selected Measure
Comparison of Compensation Actually Paid To Revenue
Between December 31, 2020 and December 31, 2021, revenue, Compensation Actually Paid to the PEO, and Average Compensation Paid to Non-PEO NEOs all increased. Between December 31, 2021 and December 31, 2022, revenue declined, while the compensation measures increased. Between December 31, 2022 and December 31, 2023, revenue increased, while the compensation measures decreased. Between December 31, 2023 and December 31, 2024, revenue increased, while the compensation measures decreased.

Total Shareholder Return Vs Peer Group
Comparison of Company TSR to Peer Group TSR
In 2020, the Company’s TSR decreased, while the Peer Group TSR increased. In 2021, both the Company’s TSR and the Peer Group TSR decreased. In 2022, the Company’s TSR increased and the Peer Group TSR decreased. In 2023, the Company’s TSR and the Peer Group TSR both increased. In 2024, the Company’s TSR and the Peer Group TSR both increased.

Tabular List, Table
As discussed above in “2024 Compensation Decisions,” in 2024, the Board of Directors set both quantitative financial objectives and strategic objectives for the Company. These Financial Performance Measures and Strategic Performance Measures, which the Compensation Committee and the Board use to link compensation of our named executive officers to company performance, are listed in the table below. In 2024, for purposes of the comparisons required by Item 402(v) of Regulation S-K, we have selected revenue as the “Company-Selected Measure.”
Financial Performance Measures
Revenue
Operating Income (EBIT)
Diluted Earnings Per Share
Strategic Performance Measures
Grow employer-affiliated enrollment at U.S. institutions
Maintain compliance with all regulatory, legal, and ethical business standards
Reallocate excess capital into the business or back to our stockholders

Total Shareholder Return Amount	$ 67.79	65.48	53.93	38.41	61.22
Peer Group Total Shareholder Return Amount	180.45	121.4	89.49	93.71	117.69
Net Income (Loss)	$ 112,684,000	$ 69,791,000	$ 46,670,000	$ 55,087,000	$ 86,268,000
Company Selected Measure Amount	1,220,907,000	1,143,861,000	1,073,853,000	1,132,123,000	1,004,272,000
PEO Name	Karl McDonnell
Foreign Currency Exchange Rate, Translation | $ / $	0.66	0.69	0.72	0.74
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
(8)
	The revenue figures used to evaluate the achievement of non-equity compensation targets are based on adjusted results, which exclude purchase accounting adjustments to record acquired contract liabilities at fair value as a result of the Company’s acquisition of ANZ in 2020. For 2020, the revenue amount was further adjusted to exclude all post-acquisition revenue related to ANZ, as described in Annex 1. For 2021, 2022, 2023, and 2024 the revenue amount was further adjusted using a constant exchange rate of 0.74, 0.72, 0.69, and 0.66 Australian Dollars to U.S. Dollars, respectively.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income (EBIT)
Measure:: 3
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,250,000)	$ (3,250,000)	$ (3,360,000)	$ (5,000,000)	$ (3,000,000)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,888,805	6,014,663	7,932,307	54,594	(3,408,598)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,193,936	3,189,628	5,257,857	3,196,643	1,955,981
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	164,778	2,007,998	2,358,006	(3,480,609)	(5,765,290)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,403	391,159	(121,004)	(16,900)	133,807
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	458,688	425,878	437,448	355,460	266,904
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,812,500)	(1,800,000)	(1,680,000)	(1,750,000)	(1,350,000)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,104,703	2,946,830	3,599,850	(96,457)	(1,090,954)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,781,262	1,766,576	2,628,928	1,118,843	880,230
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,638	861,107	827,674	(1,344,711)	(2,078,089)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,157	126,154	(35,578)	(3,098)	7,763
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 218,646	$ 192,993	$ 178,826	$ 132,509	$ 99,142